Share capital and reserves, Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Share capital [Abstract]
Other reserves	$ 13,292	$ 5,194
Foreign currency translation reserve	$ (11,776)	$ (12,561)